OTHER ASSETS - Disclosure of Other Assets (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Current
Work in progress	$ 548	$ 469
Prepayments and other assets	1,169	1,039
Assets held for sale	1,021	350
Total current	2,738	1,858
Non-current
Prepayments and other assets	580	515
Total non-current	$ 580	$ 515